DEPOSITS AND OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES
	As of December 31,
	2023	2024
	HK$	HK$

Deposits	133,354	73,754
Other receivables	322,784	15,531
	456,138	89,285
Less: allowance for credit losses	-	(5,000)
	456,138	84,285

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR DEPOSITS AND OTHER RECEIVABLES

The movement of the allowance for credit losses for deposits and other receivables was as follows:

	As of December 31,
	2023	2024
	HK$	HK$

Beginning balance	-	-
Allowance for credit losses recognized	-	5,000
Ending balance	-	5,000

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES
	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Deposits	73,754	37,754
Other receivables	15,531	39,845
	89,285	77,599
Less: allowance for credit losses	(5,000)	(5,000)
	84,285	72,599

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR DEPOSITS AND OTHER RECEIVABLES

The movement of the allowance for credit losses for deposits and other receivables was as follows:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Beginning balance	-	5,000
Allowance for credit losses recognized	5,000	-
Ending balance	5,000	5,000